BOND PAYABLE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2019 CNY (¥)	Jul. 31, 2019 USD ($)	Jul. 31, 2019 CNY (¥)
Debt Instrument [Line Items]
Bond payable	$ 294,368		¥ 2,106,000
Bond payable
Debt Instrument [Line Items]
Bonds Issued				$ 300,000	¥ 2,146,190
Interest rate (as a percent)				7.45%	7.45%
Net proceeds from the Bond, after deducting the issuance costs	294,224	¥ 2,104,964
Bond payable	$ 294,368		¥ 2,106,000
Effective interest rate (as a percent)	8.35%		8.35%
Interest Expense	$ 2,007	¥ 14,361
Bond payable | Redemption as a whole
Debt Instrument [Line Items]
Redemption price (as a percent)	100.00%	100.00%
Redemption premium, threshold percentage on principal amount of bond	1.00%	1.00%
Bond payable | Redemption up to 35%
Debt Instrument [Line Items]
Redemption price (as a percent)	107.45%	107.45%
Bond payable | Maximum | Redemption up to 35%
Debt Instrument [Line Items]
Principal amount redeemed (as a percent)	35.00%	35.00%